Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions			12 Months Ended
		Feb. 10, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 1,493
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 52
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance			SFr 11.66		SFr 11.66	SFr 13.38
Weighted-average grant-date fair value - Granted (in CHF per share)					12.70	10.63
Weighted-average grant-date fair value - Granted (in CHF per share)	[1]		(10.66)
Weighted-average grant-date fair value - Settled (in CHF per share)			11.70		12.50	14.13
Weighted-average grant-date fair value - Forfeited (in CHF per share)			10.96		11.78	11.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 9.94		SFr 11.66	SFr 11.66
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			77.2		91.7	72.4
Granted (in shares)			3.5	[1],[2]	28.5	50.9
Settled (in shares)			(31.0)		(34.5)	(29.0)
Forfeited (in shares)			(5.1)		(8.5)	(2.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			44.6		77.2	91.7
of which vested (in shares)			14.2		11.2	10.4
of which unvested (in shares)			30.4		66.0	81.3
Performance shares | Performance share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.0
Performance shares | Performance share awards | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 161
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			19.4
Performance shares | Performance share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant					SFr 493
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)					SFr 12.59
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					37.8
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Deferred compensation awards are awarded to employees with total compensation of CHF/USD 250,000 or the local currency equivalent or higher. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. Share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period			3 years
Total estimated unrecognized compensation expense			SFr 203
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance			SFr 11.27		SFr 11.86	SFr 13.46
Weighted-average grant-date fair value - Granted (in CHF per share)			6.07		11.17	10.61
Weighted-average grant-date fair value - Settled (in CHF per share)			11.20		12.44	13.76
Weighted-average grant-date fair value - Forfeited (in CHF per share)			10.32		11.52	11.72
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 8.58		SFr 11.27	SFr 11.86
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			143.8		126.3	110.5
Granted (in shares)			79.8	[3]	86.4	69.1
Settled (in shares)			(61.1)		(53.3)	(47.9)
Forfeited (in shares)			(15.1)		(15.6)	(5.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			147.4		143.8	126.3
of which vested (in shares)			25.9		13.1	13.5
of which unvested (in shares)			121.5		130.7	112.8
Stock compensation plan | Share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 288
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 2.87
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		102.8
Stock compensation plan | Share awards | Grant Date, February 10, 2023 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 262
Stock compensation plan | Share awards | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 216
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			27.7
Stock compensation plan | Share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant					SFr 592
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)					SFr 12.59
Stock compensation plan | Share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					44.6
Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			7 years
Stock compensation plan | Share awards | MRTs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Stock compensation plan | Share awards | Risk manager MRTs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Stock compensation plan | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Performance share awards will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. In prior years, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, are subject to performance-based malus provisions.Outstanding performance share awards granted for prior years are subject to a downward adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2022, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the downward adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted. A downward adjustment has been applied to outstanding performance share awards, reflecting the negative Group ROE and full year divisional loss in the Investment Bank for 2022.
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			In order to comply with the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime and other applicable remuneration regulations, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			6 months
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Stock compensation plan | European Union and blocked share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 16
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		6.1
Stock compensation plan | European Union and blocked share awards | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			5.0
Stock compensation plan | European Union and blocked share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant					SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					2.6
Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Strategic Delivery PlanThe Strategic Delivery Plan (SDP) was a one-time share-based award granted in February 2022 to most managing directors and directors to incentivize the longer-term delivery of the Group’s strategic plan. SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if any of the following triggering events exist at the end of 2022, 2023 or 2024:■ The Group’s reported common equity tier 1 (CET1) capital ratio below the FINMA-prescribed minimum + 50 basis points; or■ The Group’s reported CET1 leverage ratio falls below 3.7%.In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount. Half of the potential uplift would be granted if a pre-determined average Group return on tangible equity threshold is achieved, measured over 2023 and 2024. The other half of the uplift may be awarded based on the Compensation Committee’s assessment of risk management and other strategic non-financial achievements.
Total estimated unrecognized compensation expense			SFr 254
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 8.11
Weighted-average grant-date fair value - Settled (in CHF per share)			0.00
Weighted-average grant-date fair value - Forfeited (in CHF per share)			8.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 8.09
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	[4]		65.9
Settled (in shares)			0.0
Forfeited (in shares)			(4.0)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			61.9
of which vested (in shares)			7.0
of which unvested (in shares)			54.9
Stock compensation plan | Strategic Delivery Plan | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			5 years
Stock compensation plan | Strategic Delivery Plan | MRTs | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			2 years
Stock compensation plan | Strategic Delivery Plan | Risk manager MRTs | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			3 years
Stock compensation plan | Transformation awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Awards granted in 2023Transformation Awards In February 2023, the Group granted Transformation Awards, with a total award value of CHF 350 million, to employees identified as being critical to the delivery of the transformation strategy. Of the total award value, CHF 70 million relates to the Executive Board and is subject to approval at the AGM 2023. For employees other than the Executive Board, the Transformation Award was granted in the form of both a deferred cash award and a deferred share award subject to performance conditions. For Executive Board members, the Transformation Award, subject to shareholder approval, was granted as 100% in the form of a deferred shares. Transformation Awards are expensed over the service period of the award. Transformation cash awards vest over two years with one half of the cash awards vesting on each of first and second anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. Transformation Awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Transformation Awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Transformation Awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Transformation share-based awards are scheduled to vest if the share price is at CHF 3.82 or higher on December 31, 2025, subject to a cap of three times the initial award grant value. This is applied after taking into account the performance targets, the reported return on tangible equity and cost base for the Group.Other awards In the first quarter of 2023, the Group granted additional compensation awards to certain employees. Share-based awards of CHF 38 million and deferred fixed cash compensation of CHF 30 million were granted to key employees. These awards will be expensed over a three-year vesting period from the grant date. In addition, Supplemental Cash Allowance Awards of CHF 114 million were granted to certain employees and will be expensed over a nine-month vesting period from the grant date.
Stock compensation plan | Transformation awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 350
Stock compensation plan | Transformation awards | Cliff vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 3.82
Stock compensation plan | Transformation awards | UK PRA staff or similuar regulations, Executive Officer | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		70
Stock compensation plan | Transformation awards - share-based | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			7 years
Stock compensation plan | Transformation awards - share-based | MRTs | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			4 years
Stock compensation plan | Transformation awards - share-based | Risk manager MRTs | Cliff vesting [Member] | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment			5 years
Stock compensation plan | Retention awards - share-based - share-based | Grant Date, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		38
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 1,440
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance			SFr 11.67		SFr 11.67	SFr 13.37
Weighted-average grant-date fair value - Granted (in CHF per share)					12.71	10.63
Weighted-average grant-date fair value - Granted (in CHF per share)	[5]		(14.47)
Weighted-average grant-date fair value - Settled (in CHF per share)			11.70		12.50	14.12
Weighted-average grant-date fair value - Forfeited (in CHF per share)			11.00		11.78	11.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 9.93		SFr 11.67	SFr 11.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			73.8		88.0	69.7
Granted (in shares)			2.9	[5],[6]	27.4	48.8
Settled (in shares)			(29.7)		(33.2)	(28.0)
Forfeited (in shares)			(4.9)		(8.4)	(2.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			42.1		73.8	88.0
of which vested (in shares)			13.5		10.4	9.6
of which unvested (in shares)			28.6		63.4	78.4
Bank | Performance shares | Performance share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.0
Bank | Performance shares | Performance share awards | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 154
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			18.5
Bank | Performance shares | Performance share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant					SFr 478
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					36.6
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 194
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance			SFr 11.22		SFr 11.82	SFr 13.45
Weighted-average grant-date fair value - Granted (in CHF per share)			6.21		11.19	10.65
Weighted-average grant-date fair value - Settled (in CHF per share)			11.26		12.44	13.83
Weighted-average grant-date fair value - Forfeited (in CHF per share)			10.13		11.52	11.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 8.59		SFr 11.22	SFr 11.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			135.3		115.2	101.9
Granted (in shares)			76.1	[7]	85.7	64.0
Settled (in shares)			(57.8)		(50.1)	(45.1)
Forfeited (in shares)			(13.8)		(15.5)	(5.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			139.8		135.3	115.2
of which vested (in shares)			24.1		11.8	12.0
of which unvested (in shares)			115.7		123.5	103.2
Bank | Stock compensation plan | Share awards | Grant Date, February 10, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		95.3
Bank | Stock compensation plan | Share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 267
Bank | Stock compensation plan | Share awards | Grant Date, February 10, 2023 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		243
Bank | Stock compensation plan | Share awards | Grant Date, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 210
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			26.9
Bank | Stock compensation plan | Share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant					SFr 576
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					43.5
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, February 10, 2023 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		5.2
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 38		SFr 31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			4.6		2.3
Bank | Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 241
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 8.12
Weighted-average grant-date fair value - Settled (in CHF per share)			0.00
Weighted-average grant-date fair value - Forfeited (in CHF per share)			8.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 8.10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	[8]		62.6
Settled (in shares)			0.0
Forfeited (in shares)			(3.8)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance			58.8
of which vested (in shares)			6.8
of which unvested (in shares)			52.0
Bank | Stock compensation plan | Transformation awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Contingent Capital AwardsContingent Capital Awards (CCA) will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. The Bank granted CCA of CHF 71 million and CHF 245 million in 2022 and 2021, respectively.
Bank | Stock compensation plan | Transformation awards | Grant Date, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 260
Bank | Stock compensation plan | Retention awards - share-based - share-based | Grant Date, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 38

[1]	Included downward adjustment applied to outstanding performance share awards.
[2]	Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
[3]	Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
[4]	Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.
[5]	Included downward adjustment applied to outstanding performance share awards.
[6]	Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
[7]	Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
[8]	Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.